Taxes on Income (Tables)	12 Months Ended
Dec. 28, 2013
Income Tax Disclosure [Abstract]
Components of income (loss) before income tax expense	The components of income before income tax expense are as follows (in millions):

	2013	2012	2011
Domestic	$258.3	$370.7	$404.8
Foreign	(6.7)	(8.5)	(6.8)
	$251.6	$362.2	$398.0

Components of income tax expense
The components of income tax expense are as follows (in millions):

	2013	2012	2011
Current:
Federal	$301.7	$146.9	$106.8
State	11.8	5.1	19.6
Foreign	(2.4)	(2.9)	(2.7)
	311.1	149.1	123.7
Deferred:
Federal	(273.9)	(35.4)	(53.8)
State	(2.7)	(0.7)	(1.4)
Foreign	—	—	—
	(276.6)	(36.1)	(55.2)
	$34.5	$113.0	$68.5

Reconciliation of the U.S. federal statutory income tax rate to the Company's income taxes
Reconciliation of the provision for income taxes at the U.S. federal statutory income tax rate to the Company’s income taxes is as follows (dollars in millions):

	2013	2012	2011
Statutory rate	35%	35%	35%
Income tax expense using federal statutory rate	$88.1	$126.8	$139.3
State taxes on income net of federal benefit	5.9	2.9	11.8
Charitable donations of inventory	(9.6)	(4.3)	(12.0)
U.S. repatriation tax	—	—	(53.8)
Federal tax credits	(11.2)	(2.2)	(12.1)
Reversal of deferred tax liability on life insurance	(17.2)	—	—
Equity earnings of foreign affiliate	(13.3)	(8.4)	(4.6)
Other	(8.2)	(1.8)	(0.1)
	$34.5	$113.0	$68.5

Significant components of the Company's net deferred tax liability
Significant components of the Company’s net deferred tax liability at year end are as follows (in millions):

	2013	2012
Deferred tax assets:
Pension liability	$279.8	$293.3
Workers’ compensation and other claims	152.0	189.7
Employee benefits	155.7	202.8
Accrued claims and other liabilities	92.4	95.3
Reserves not currently deductible	63.8	37.4
Federal deduction of state taxes	51.2	7.7
Foreign tax credit carryforwards	—	37.9
State tax credit carryforwards	21.3	27.7
Operating loss carryforwards	8.8	1.9
Other assets	9.5	3.1
	834.5	896.8
Valuation Allowance	—	(27.1)
	$834.5	$869.7

	2013	2012
Deferred tax liabilities:
Property	$(430.0)	$(662.4)
Inventory	(273.3)	(314.5)
Investment in Blackhawk	(17.9)	—
Investments in foreign operations	(6.5)	(19.4)
	(727.7)	(996.3)
Net deferred tax asset (liability)	$106.8	$(126.6)

Deferred tax assets and liabilities are reported in the balance sheet as follows (in millions):

	2013	2012
Current deferred tax assets (1)	$51.8	$1.1
Noncurrent deferred tax assets (2)	55.0	81.2
Current deferred tax liability	—	(30.4)
Noncurrent deferred tax liability	—	(178.5)
Net deferred tax asset (liability)	$106.8	$(126.6)
(1) Included in Prepaid Expenses and Other Current Assets.
(2) Included in Other Assets.

Reconciliation of unrecognized tax benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits follows (in millions):

	2013	2012	2011
Balance at beginning of year	$119.4	$161.3	$159.9
Additions based on tax positions related to the current year	75.6	2.7	17.8
Reduction for tax positions of current year	(4.9)	—	—
Additions for tax positions of prior years	0.2	2.2	0.5
Reductions for tax positions of prior years	(47.1)	(46.9)	(3.5)
Foreign currency translation	(0.3)	0.1	(0.1)
Expiration of statute of limitations	(1.3)	—	—
Settlements	(4.1)	—	(13.3)
Balance at end of year	$137.5	$119.4	$161.3